Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Milestone payments	$ 5.7	$ 19.1
Asset held for sale	0.0	5.0
Total liabilities	1,077.7	953.1
Total Assets	4,001.2	3,674.2
Derivative assets (note 17)	6.6	0.0
Derivative liabilities (note 20)	1.0	4.2
Derivatives | Gold Options
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(0.8)
Derivatives | Currency Hedging Derivative Instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	6.6
Derivatives | Fuel Options
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	(0.2)
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Milestone payments		19.1
Asset held for sale	0.0	5.0
Fair value, net asset (liability)	5.7	24.1
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	5.2	(4.2)
Level 2 | Recurring fair value measurement | Fair value through profit or loss | Gold Options
Disclosure of fair value measurement of assets [line items]
Total liabilities		0.1
Level 2 | Recurring fair value measurement | Fair value through profit or loss | Share Purchase Warrants
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(0.4)
Level 2 | Recurring fair value measurement | Fair value through OCI | Currency Hedging Derivative Instruments
Disclosure of fair value measurement of assets [line items]
Total liabilities		(4.3)
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	13.0	18.6
Level 1 | Recurring fair value measurement | Trading securities | Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 13.0	$ 18.6